UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
 (Exact name of registrant as specified in charter)

325 Chestnut Street, Suite 512
Philadelphia, PA 19106
 (Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
 (Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  May 31, 2016

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

INNOVATOR
MCKINLEY INCOME FUND
Investor Class (IMIFX)
Class I (IMIIX)

IBD® 50 FUND (FFTY)

May 31, 2016

ACADEMY FUNDS TRUST

ACADEMY FUNDS TRUST

Dear fellow shareholders,

The following shareholder letter covers the first half of the funds’ fiscal 2016 (December 1, 2015 through May 31, 2016).

Innovator IBD® 50 Fund

In April of 2016, we celebrated the one-year anniversary of the launch of the Innovator IBD® 50 Fund.  It’s been a thrilling experience to provide investors one-stop access to the top fifty growth investments as deemed by Investor’s Business Daily’s (“IBD”) long-esteemed fundamental and technical analytics.  As a reminder, the Innovator IBD®50 Fund in an actively managed exchange traded fund (ETF) designed to invest in the IBD® 50 list of companies, a “best ideas” list that many investors have been following for over a decade.

With the Fund’s portfolio concentrated in 50 names, we expect that there will be periods where performance will deviate from that of the broader equity market.  The first half of fiscal 2016 was one such period as the Innovator IBD® 50 Fund had a total return of -9.19% by net asset value (NAV) while the S&P 500® Index had a total return of +1.93%.  As we’ve stated before, with the Fund’s high-frequency of adjustments and “what’s working” agnostic approach to concentrations, it is nearly impossible and perhaps pointless to ascribe attributions to particular names or sectors.

We are encouraged by recent performance and optimistic for the future of the Fund.

Innovator McKinley Income Fund

Another big anniversary occurs in July of 2016.  It will be the first anniversary of our appointing McKinley Capital Management, LLC (“McKinley Capital”) as sub-advisor to the Innovator McKinley Income Fund.  After a period of conversion that lasted into October 2015, McKinley Capital was applying their Equity Income strategy, which they have been managing in separate accounts for 25 years.

Below, please find McKinley Capital’s commentary for the period:

•••••

McKinley Capital Management, LLC is pleased to provide this semi-annual shareholder commentary for the Innovator McKinley Income Fund. The firm was founded in 1990 and is an Alaska based investment management company with approximately $6.5 billion under management as of May 31, 2015.

The primary goal of the Innovator McKinley Income Fund is to seek current income and as a secondary objective, long-term capital appreciation.  The Fund is a diversified and benchmark-agnostic portfolio that uses a bottom-up investment process.

ACADEMY FUNDS TRUST
Market Review

The time period from December 1st, 2015 through the end of the end of the March 2016 was dominated by the volatility of price of oil. The price of crude fluctuated dramatically during this period and twice the price of a barrel of oil reached lows not seen since 2004 before settling at approximately the same price it was on January 1, 2016.  The market sold off most high-yielding stocks in the first half of the quarter. Therefore there was weakness in the securities that meet our screens for the Fund through mid-quarter.

April and May were dominated by the forthcoming June 23rd referendum regarding European Economic Community membership by Great Britain, coined Brexit, which replaced concerns over China’s slowing economy as the greatest source of macro uncertainty. Indeed, the injection of surplus liquidity into the Chinese economy and continued monetary accommodation from the other major Central Banks may have resulted in positive economic surprises in many regions. Crude oil and iron ore prices both rallied approximately 20% in the month of April. Corporate bond spreads continued to tighten while sovereign bond yields generally backed off from the rally observed in the first six weeks of the calendar year. Volatility was largely contained until the last few trading days of April when it climbed.

Currency volatility was once again the dominant feature in financial markets throughout the month of May. Bond prices rose earlier in the month until stronger U.S. data provided the Federal Reserve with ammunition to signal a possible June rate hike. This contributed towards a 3% upward move in the trade weighted dollar and an upward move in bond yields. Unplanned production outages appeared to accelerate the rebalancing of global oil markets, with prices up 86% since the February low. Speculative commodity activity in China continued to dissipate with iron ore falling an additional 24%. The specter of higher relative growth in North America, offsetting global deflationary concerns, appears to be granting tenure to the first quarter U.S. value rally.

Fund Performance

Performance for the time period December 1, 2015 through May 31, 2016 was -0.17% compared the S&P 500® Index total return of +1.93%.  Two positive contributors to performance were REITS and BDCs – with specific examples being Corrections Corporation of America(CXW), Physicians Realty Trust(DOC), Invesco Mortgage Capital, Inc.(IVR), Solar Capital Ltd.(SLRC), and Main Street Capital(MAIN).  The biggest detractor was energy, with Calumet Specialty Products Partners, LP (CPLP) causing half of the energy underperformance.  CPLP has been sold out of the portfolio completely.  The turnover for the strategy for the six month period was 17% which is historically low for our approach.

ACADEMY FUNDS TRUST
Outlook

We continue to position the portfolio accordingly due to increased volatility in global markets and looming macroeconomic topics such as the United Kingdom leaving the EU, the Fed rate hike, and the continued recovery in oil. The diversifications in financials such as BDCs that borrow at a fixed rate and lend at a floating rate prepare the portfolio for a rising interest rate environment while retaining the ability to deliver an attractive yield. Separately, the energy master limited partnership positions in the mid and downstream space give the portfolio positioning for rising crude prices and a pick-up in production while also retaining the ability to deliver a robust yield. For the fiscal year, the strategy is on pace to deliver significantly less turnover than the product has historically had and we continue to believe we are positioned well going into the second half of 2016.

•••••

Regards,

David Jacovini
President
Innovator Management LLC

The Sub-Advisor’s calculation of strategy turnover differs from the mutual fund’s turnover rate, which also includes, among other factors, mutual fund inflows and outflows.

Past performance does not guarantee future results.

The “IBD®” mark and logo have been licensed to the Adviser by Investor’s Business Daily, Inc. (“IBD”) for use in connection with the Fund under certain circumstances. The Fund is not sponsored, endorsed or sold by IBD. IBD makes no representation regarding the advisability of investing in the Fund. Additionally, while the Fund will generally hold all of the companies included in the IBD® 50 Index it will not invest in these companies in the same proportion as reflected in the Index. Performance will deviate from the performance of the IBD® 50 Index, and the active management of the Fund may not produce the desired results. Investor’s Business Daily® and CAN SLIM® marks and associated logos are used with permission by IBD.

ETF investing involves risks. Principal loss is possible. Along with general market risks, an ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Additionally, the Innovator IBD® 50 Fund may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small and mid-cap companies can have limited liquidity and greater volatility than large-cap companies. Also, ETFs face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETFs are bought and sold at market price and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Mutual Fund investing involves risk. Principal loss is possible. While the Innovator McKinley Income Fund is classified as diversified, diversification does not ensure a profit, nor does it protect against a loss in a declining market. Additionally, it may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. Small and mid-cap companies can have limited liquidity and greater volatility than large-cap companies. Debt

ACADEMY FUNDS TRUST

securities will typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Closed-end funds and Business Development Companies (BDCs) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of their shares may trade at a discount to their net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact their ability to sell shares. Additionally, they may employ leverage which can increase volatility. BDCs may invest in smaller companies and may therefore carry risks similar to those of private equity or venture capital funds. Closed-end funds, BDCs, and exchange-traded funds may experience many of the same risks associated with individual securities. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. The fund may not receive the same tax treatment as a direct investment in a master limited partnership. The Fund may have concentrations in REITs and real estate securities with additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Royalty trusts are subject to additional risks such as: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Opinions expressed are those of the Advisor/Sub-Advisor. The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

This report must be preceded or accompanied by a prospectus.

The Innovator McKinley Income Fund is distributed by Quasar Distributors, LLC.

INNOVATOR MCKINLEY INCOME FUND

Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator McKinley Income Fund – Investor Class from its performance inception date(1) to May 31, 2016 as compared with the S&P 500® Index.

Innovator McKinley Income Fund – Investor Class
Growth of a Hypothetical $10,000 Investment
at May 31, 2016 vs. S&P 500® Index
(Unaudited)

	Average Annual Total Returns
	For the periods ended May 31, 2016
			Since
	1 Year	3 Years	Inception(1)
Innovator McKinley Income Fund
Investor Class	-6.78%	2.27%	1.72%
Class I	-6.82%	2.24%	1.70%
S&P 500® Index	1.72%	11.06%	12.03%

(1)
Inception date for performance is March 27, 2013 for the Investor Class Shares and Class I Shares.  Prior to December 1, 2015 the Investor Class Shares were designated as Class A Shares.  See Note 9 in the Notes to the Financial Statements.

Performance data quoted represents past performance and does not guarantee future results.  On February 12, 2016, the Innovator McKinley Income Fund acquired the McKinley Diversified Income Fund (the “Predecessor Fund”), a series of Professionally Managed Portfolios, in a reorganization (the “Reorganization”). The Predecessor Fund’s performance prior to February 12, 2016 has been adopted by the Fund following the Reorganization. The Predecessor Fund was advised by McKinley Capital Management, LLC.  The performance of the Investor Class and Class I shares of the Fund is based off of the performance of the Investor Class shares of the Predecessor Fund. The Investor Class and Class I shares’ returns of

INNOVATOR MCKINLEY INCOME FUND

Index Comparison (Continued)

the Fund will be different from the Predecessor Fund as they have different expenses.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

INNOVATOR IBD® 50 FUND

Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 Fund from its inception (April 8, 2015) to May 31, 2016 as compared with the S&P 500® Total Return Index.

Innovator IBD® 50 Fund
Growth of a Hypothetical $10,000 Investment at May 31, 2016 vs.
S&P 500® Total Return Index
(Unaudited)

	Total Returns
	For the periods ended
	May 31, 2016
		Since
	1 Year	Inception(1)
Innovator IBD® 50 Fund
NAV Return	-14.58%	-12.79%
Price Return	-14.72%	-12.80%
S&P 500® Total Return Index	1.72%	2.84%

(1)	Inception date is April 8, 2015

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

INNOVATOR IBD® 50 FUND

Index Comparison (Continued)

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Innovator McKinley Income Fund
Investments by Security Type as of May 31, 2016
(as a Percentage of Total Investments)
(Unaudited)

Innovator IBD® 50 Fund
Investments by Sector as of May 31, 2016
(as a Percentage of Total Investments)
(Unaudited)

ACADEMY FUNDS TRUST

Expense Example
For the Period Ended May 31, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) transaction costs, including sales charges (loads) on purchase payments. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016 for the Innovator McKinley Income Fund and the Innovator IBD 50® Fund.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period ended” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended*
Innovator McKinley Income Fund
Investor Class	$1,000.00	$998.30	$6.19
Class I	$1,000.00	$998.10	$5.59
Innovator IBD® 50 Fund (NAV)	$1,000.00	$908.10	$3.82

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

ACADEMY FUNDS TRUST

Expense Example
For the Period Ended May 31, 2016 (Unaudited)(Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended*
Innovator McKinley Income Fund
Investor Class	$1,000.00	$1,018.80	$6.26
Class I	$1,000.00	$1,019.40	$5.65
Innovator IBD® 50 Fund	$1,000.00	$1,021.00	$4.04

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – May 31, 2016 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 15.50%

Diversified – 3.87%
Corrections Corporation of America	20,771	$697,906
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	31,410	638,565
NorthStar Realty Europe Corp.	5,478	61,627
		1,398,098

Health Care – 4.11%
Omega Healthcare Investors, Inc.	12,639	403,437
Physicians Realty Trust	56,920	1,080,911
		1,484,348

Hotels – 1.23%
Hospitality Properties Trust	17,433	446,285

Mortgage – 6.29%
Agree Realty Corp.	5,503	234,263
Capstead Mortgage Corp.	37,461	361,873
Four Corners Property Trust, Inc.	3,195	62,111
Invesco Mortgage Capital, Inc.	67,219	966,609
MFA Financial, Inc.	89,845	647,783
		2,272,639

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $5,581,737)		$5,601,370

COMMON STOCKS – 39.93%

Amusement Parks and Arcades – 1.61%
Six Flags Entertainment Corp.	10,086	$581,861

Deep Sea, Coastal, and Great Lakes
Water Transportation – 1.62%
Ship Finance International Ltd.	36,620	587,019

Depository Credit Intermediation – 1.80%
PacWest Bancorp	15,579	649,333

Motion Picture and Video Industries – 2.50%
Regal Entertainment Group	42,968	903,617

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – May 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Other Investment Pools and Funds – 2.93%
New Media Investment Group, Inc.	60,786	$1,059,500

Other Telecommunications – 4.09%
AT&T, Inc.	24,523	960,075
Verizon Communications, Inc.	10,214	519,893
		1,479,968

Petroleum and Coal Products Manufacturing – 0.99%
BP Plc – ADR	11,355	356,547

Pharmaceutical and Medicine Manufacturing – 10.53%
AbbVie, Inc.	13,424	844,772
AstraZeneca Plc – ADR	29,929	888,891
Bristol-Myers Squibb Co.	11,669	836,667
GlaxoSmithKline Plc – ADR	16,049	679,996
Merck & Co., Inc.	9,886	556,187
		3,806,513

Printing and Related Support Activities – 1.81%
R.R. Donnelley & Sons Co.	40,072	652,773

Resin, Synthetic Rubber, and Artificial Synthetic
Fibers and Filaments Manufacturing – 0.99%
LyondellBasell Industries N.V. – Class A	4,394	357,496

Restaurants and Other Eating Places – 1.32%
Darden Restaurants, Inc.	7,033	477,048

Tobacco Manufacturing – 8.89%
Altria Group, Inc.	19,002	1,209,287
Reynolds American, Inc.	17,718	880,585
Vector Group Ltd.	52,397	1,124,964
		3,214,836

Traveler Accommodation – 0.85%
InterContinental Hotels Group Plc – ADR	7,988	309,228
TOTAL COMMON STOCKS
(Cost $13,557,969)		$14,435,739

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – May 31, 2016 (Unaudited) (Continued)

	Shares	Value

MASTER LIMITED PARTNERSHIPS – 24.45%

Amusement Parks and Arcades – 2.94%
Cedar Fair L.P.	17,718	$1,063,612

Death Care Services – 2.80%
StoneMor Partners L.P.	42,825	1,010,670

Gasoline Stations – 2.73%
AmeriGas Partners L.P.	21,555	988,944

Other Financial Investment Activities – 9.65%
AllianceBernstein Holding L.P.	44,052	1,035,662
Apollo Global Management, LLC.	42,740	701,791
Blackstone Group L.P.	35,536	930,688
KKR & Co. L.P.	60,614	818,895
		3,487,036

Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing – 1.18%
CVR Partners L.P.	47,576	425,805

Pipeline Transportation of Crude Oil – 2.77%
Genesis Energy L.P.	26,620	1,002,775

Pipeline Transportation of Natural Gas – 2.38%
Energy Transfer Partners L.P.	23,709	859,688
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $8,580,816)		$8,838,530

BUSINESS DEVELOPMENT COMPANIES – 16.81%

Closed-end Funds – 16.81%
Ares Capital Corp.	76,007	$1,127,944
FS Investment Corp.	51,870	459,049
Goldman Sachs BDC, Inc.	35,707	707,713
Golub Capital BDC, Inc.	20,939	363,292
Hercules Capital, Inc.	44,128	541,450
Main Street Capital Corp.	31,028	997,860
Prospect Capital Corp.	117,933	885,677
Solar Capital Ltd.	53,938	992,999
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $5,936,522)		$6,075,984

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – May 31, 2016 (Unaudited) (Continued)

	Shares	Value

EXCHANGE TRADED FUNDS – 1.02%

Other Investment Pools and Funds – 1.02%
Vanguard High Dividend Yield ETF	5,221	$368,028
TOTAL EXCHANGE TRADED FUNDS
(Cost $366,465)		$368,028

SHORT TERM INVESTMENTS – 3.18%

Money Market Funds – 3.18%
Fidelity Government Portfolio – Class I, 0.24%	1,151,226	$1,151,226
TOTAL SHORT TERM INVESTMENTS
(Cost $1,151,226)		$1,151,226

Total Investments (Cost $35,174,735) – 100.89%		$36,470,877
Liabilities in Excess of Other Assets – (0.89)%		(320,533)
TOTAL NET ASSETS – 100.00%		$36,150,344

Percentages are stated as a percent of net assets.
ADR   American Depository Receipt

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 99.77%

Aerospace Product and Parts Manufacturing – 0.51%
TransDigm Group, Inc. (a)	742	$195,547

Animal Food Manufacturing – 0.98%
Blue Buffalo Pet Products, Inc. (a)	14,655	378,685

Business Support Services – 0.98%
Criteo S.A. – ADR (a)	4,164	186,839
Equifax, Inc.	1,512	190,103
		376,942

Chemical and Allied Products
Merchant Wholesalers – 3.48%
Acuity Brands, Inc.	5,170	1,339,236

Commercial and Service Industry
Machinery Manufacturing – 3.00%
Middleby Corp. (a)	9,295	1,154,439

Computer Systems Design and Related Services – 2.93%
Cadence Design System, Inc. (a)	15,011	371,072
Gigamon, Inc. (a)	24,310	757,256
		1,128,328

Data Processing, Hosting, and Related Services – 2.91%
Citrix Systems, Inc. (a)	8,810	748,145
Total System Services, Inc.	6,903	370,691
		1,118,836

Depository Credit Intermediation – 3.04%
PrivateBancorp, Inc.	8,817	391,034
Western Alliance Bancorp. (a)	20,643	778,241
		1,169,275

Electrical Equipment Manufacturing – 1.95%
A. O. Smith Corp.	9,114	750,082

Fruit and Vegetable Preserving and
Specialty Food Manufacturing – 1.96%
B&G Foods, Inc.	17,531	753,658

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Health and Personal Care Stores – 3.88%
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	6,411	$1,493,827

Management, Scientific, and
Technical Consulting Services – 3.11%
AMN Healthcare Services, Inc. (a)	32,067	1,197,382

Medical Equipment and
Supplies Manufacturing – 6.81%
Align Technology, Inc. (a)	14,410	1,135,940
Edwards Lifesciences Corp. (a)	11,184	1,101,624
Zimmer Biomet Holdings, Inc.	3,133	382,571
		2,620,135

Motor Vehicle Body and
Trailer Manufacturing – 1.00%
Thor Industries, Inc.	5,914	384,410

Other Amusement and Recreation Industries – 0.49%
Global Payments, Inc.	2,450	190,341

Other Fabricated Metal
Product Manufacturing – 3.02%
Smith & Wesson Holding Corp. (a)	47,696	1,162,352

Other Financial Investment Activities – 1.44%
INC Research Holdings, Inc. (a)	8,442	367,312
Vantiv, Inc. (a)	3,469	186,528
		553,840

Other General Merchandise Stores – 0.54%
Five Below, Inc. (a)	4,929	206,328

Other Information Services – 10.38%
Facebook, Inc. (a)	11,251	1,336,731
NetEase, Inc. – ADR	7,611	1,353,541
WebMD Health Corp. (a)	19,840	1,304,480
		3,994,752

Other Miscellaneous Manufacturing – 0.50%
Hasbro, Inc.	2,182	190,467

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Other Nonmetallic Mineral
Product Manufacturing – 3.44%
U.S. Concrete, Inc. (a)	20,615	$1,322,246

Other Professional, Scientific, and
Technical Services – 1.96%
VCA Antech, Inc. (a)	11,614	754,097

Other Schools and Instruction – 3.39%
New Oriental Education &
Technology Group, Inc. – ADR	30,892	1,305,187

Pharmaceutical and Medicine Manufacturing – 3.89%
Ligand Pharmaceuticals, Inc. (a)	10,967	1,311,543
Medivation, Inc. (a)	3,056	184,766
		1,496,309

Professional and Commercial Equipment and
Supplies Merchant Wholesalers – 3.34%
Paycom Software, Inc. (a)	31,797	1,285,871

Restaurants and Other Eating Places – 0.50%
Dave & Buster’s Entertainment, Inc. (a)	4,930	192,418

Satellite Telecommunications – 1.97%
Ubiquiti Networks, Inc. (a)	18,981	756,583

Scientific Research and Development Services – 6.91%
Cambrex Corp. (a)	23,045	1,127,131
Charles Riv Labs International, Inc. (a)	4,431	380,756
PRA Health Sciences, Inc. (a)	24,298	1,147,595
		2,655,482

Semiconductor and Other Electronic
Component Manufacturing – 10.69%
Broadcom Ltd.	2,498	385,591
MaxLinear, Inc. (a)	56,815	1,177,207
NVIDIA Corp.	25,026	1,169,215
Universal Display Corp. (a)	20,568	1,381,140
		4,113,153

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Software Publishers – 6.16%
BroadSoft, Inc. (a)	17,349	$756,416
Electronic Arts, Inc. (a)	10,043	770,800
Veeva Systems, Inc. (a)	25,567	842,433
		2,369,649

Textile Furnishings Mills – 0.49%
Mohawk Industries, Inc. (a)	962	189,216

Utility System Construction – 1.15%
Dycom Industries, Inc. (a)	5,218	442,956

Veneer, Plywood, and Engineered
Wood Product Manufacturing – 2.97%
Masco Corp.	35,048	1,143,967
TOTAL COMMON STOCKS
(Cost $35,498,341)		$38,385,996

SHORT TERM INVESTMENTS – 0.37%

Money Market Funds – 0.37%
Fidelity Government Portfolio – Class I, 0.24%	144,165	$144,165
TOTAL SHORT TERM INVESTMENTS
(Cost $144,165)		$144,165

Total Investments (Cost $35,642,506) – 100.14%		$38,530,161
Liabilities in Excess of Other Assets – (0.14)%		(55,607)
TOTAL NET ASSETS – 100.00%		$38,474,554

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depository Receipt
The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST
Statement of Assets and Liabilities
May 31, 2016 (Unaudited)

	Innovator	Innovator
	McKinley Income	IBD® 50
	Fund	Fund
Assets:
Investments, at value*	$36,470,877	$38,530,161
Dividends, interest and other receivables	51,786	8,909
Receivable for investments sold	357,200	—
Prepaid expenses	18,887	5,084
Total Assets	36,898,750	38,544,154

Liabilities:
Payable to Adviser	12,108	7,697
Payable for investments purchased	523,545	—
Accrued 12b-1 fees – Investor Class	158,140	N/A
Payable to Trustees	542	3,092
Accrued expenses and other liabilities	54,071	58,811
Total Liabilities	748,406	69,600
Net Assets	$36,150,344	$38,474,554

Net Assets Consist of:
Capital Stock	$52,446,494	$51,416,734
Undistributed net investment loss	(130,682)	(91,473)
Accumulated net realized loss	(17,461,610)	(15,738,362)
Net unrealized appreciation on
investments and foreign currency	1,296,142	2,887,655
Net Assets	$36,150,344	$38,474,554

Total Fund:
Net Assets	N/A	38,474,554
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	N/A	1,800,000
Net asset value price per share	N/A	21.37

Investor Class:
Net Assets	36,145,188	N/A
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	2,272,190	N/A
Net asset value price per share	15.91	N/A

Class I:
Net Assets	5,156	N/A
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	292	N/A
Net asset value price per share	17.69	N/A
* Cost of investments	$35,174,735	$35,642,506

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Operations
For the Period Ended May 31, 2016 (Unaudited)

	Innovator	Innovator
	McKinley Income	IBD® 50
	Fund	Fund
Investment Income:
Dividends	$940,059	$155,224
Interest	843	101
	940,902	155,325
Expenses:
Investment advisory fee	169,234	162,979
Professional fees	34,446	17,402
Administration fees	18,301	26,535
Fund accounting fees	15,556	1,463
Transfer agent fees and expenses	17,570	—
12b-1 fees – Investor Class	21,080	N/A
Trustee fees and expenses	3,022	3,751
Printing and mailing expenses	5,580	9,314
Custody fees	4,297	15,098
Interest expense	2,991	—
Insurance expense	3,213	2,184
Registration fees	14,904	—
Organizational costs	—	17,943
Other expenses	1,690	12,532
Total expenses before expense limitation	311,884	269,201
Less: Advisory fees waived	(101,793)	(82,939)
Net expenses	210,091	186,262
Net Investment Income/(Loss)	730,811	(30,937)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
investments	(3,862,774)	(5,915,519)
investments sold in-kind	—	1,405,294
Net change in unrealized appreciation/(depreciation)
on investments and foreign currency transactions	1,751,037	(2,730,137)
Net realized and unrealized loss on investments	(2,111,737)	(7,240,362)

Net Decrease in Net Assets Resulting from Operations	$(1,380,926)	$(7,271,299)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Statement of Changes in Net Assets

		Year Ended	Period Ended
	Period Ended	November 30,	November 30,
	May 31, 2016	2015	2014(1)
	(Unaudited)
Operations:
Net investment income	$730,811	$3,607,710	$4,034,703
Net realized loss on investments	(3,862,774)	(9,597,651)	(1,992,241)
Net change in unrealized
appreciation/(depreciation) on
investments and foreign currency	1,751,037	(77,268)	57,619
Net increase/(decrease) in net assets
resulting from operations	(1,380,926)	(6,067,209)	2,100,081
Dividends and distributions
to shareholders:
Net investment income –
Investor Class	(1,502,349)	(3,480,385)	(4,055,461)
Net investment income – Class I	(207)	(266,445)	(209,629)
Net realized gains – Investor Class	—	—	—
Net realized gains – Class I	—	—	—
Return of capital – Investor Class	—	—	(814,635)
Return of capital – Class I	—	—	(39,708)
Total dividends and distributions	(1,502,556)	(3,746,830)	(5,119,433)
Fund Share Transactions:
Investor Class Shares
Proceeds from shares sold	3,122,495	4,196,808	27,996,200
Proceeds from shares issued in
connection with acquisition(2)	18,539,338	—	—
Shares issued to holders in
reinvestment of dividends	1,433,632	3,358,978	4,736,853
Cost of shares redeemed	(20,829,732)	(59,427,876)	(36,301,268)
Net increase/(decrease) in net assets
from capital share transactions	2,265,733	(51,872,090)	(3,568,215)
Class I Shares
Proceeds from shares sold	—	—	—
Shares issued to holders in
reinvestment of dividends	207	266,446	249,337
Cost of shares redeemed*	(4,572,041)	—	—
Net increase/(decrease) in net assets
from capital share transactions	(4,571,834)	266,446	249,337

Total decrease in net assets	$(5,189,583)	$(61,419,683)	$(6,338,230)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Statement of Changes in Net Assets (Continued)

		Year Ended	Period Ended
	Period Ended	November 30,	November 30,
	May 31, 2016	2015	2014(1)
	(Unaudited)
Net Assets:
Beginning of period	41,339,927	102,759,610	109,097,840
End of period**	$36,150,344	$41,339,927	$102,759,610

* Net of redemption fees of (3)	$—	$3,437	$1,687
** Including undistributed net
investment income of	$(130,682)	$641,063	$(20,960)

Change in Shares Outstanding:
Investor Class
Shares sold	57,066	234,366	1,343,285
Shares sold in connection
with acquisition(2)	1,320,286	—	—
Shares issued to holders in
reinvestment of dividends	91,748	181,075	228,431
Shares redeemed	(1,360,464)	(3,204,542)	(1,753,796)
Net increase/(decrease)	108,636	(2,789,101)	(182,080)
Class I
Shares sold	—	—	—
Shares issued to holders in
reinvestment of dividends	12	14,501	12,050
Shares redeemed	(273,284)	—	—
Net increase/(decrease)	(273,272)	14,501	12,050

(1)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.
(2)	On February 12, 2016, the McKinley Diversified Income Fund merged into the Investor Class of IMIFX-IMIIX. See note 9 of the Notes to the Financial Statements.
(3)	On December 1, 2015, IMIFX-IMIIX no longer imposed a redemption fee on the sale of its Investor Class shares.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Statement of Changes in Net Assets

		Period Ended
	Period Ended	November 30,
	May 31, 2016	2015(1)
	(Unaudited)
Operations:
Net investment loss	$(30,937)	$(121,492)
Net realized loss on investments	(4,510,225)	(11,025,057)
Net change in unrealized appreciation/(depreciation)
on investments	(2,730,137)	5,617,792
Net decrease in net assets resulting from operations	(7,271,299)	(5,528,757)
Dividends and distributions to shareholders:
Net investment income	—	—
Net realized gains	—	—
Total dividends and distributions	—	—
Fund Share Transactions:
Total Fund Shares
Proceeds from shares sold	—	90,134,690
Shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed in-kind	(24,866,095)	(13,993,985)
Net increase/(decrease) in net assets
from capital share transactions	(24,866,095)	76,140,705
Total increase/(decrease) in net assets	$(32,137,394)	$70,611,948
Net Assets:
Beginning of period	70,611,948	—
End of period*	$38,474,554	$70,611,948

* Including undistributed net investment loss of	$(91,473)	$(60,536)

Change in Shares Outstanding:
Total Fund
Shares sold	—	3,600,000
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed in-kind	(1,200,000)	(600,000)
Net increase/(decrease)	(1,200,000)	3,000,000

(1)	Since Commencement of Operations on April 8, 2015.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights

INVESTOR CLASS

									From
									January 31,
									2012
	Period		Year		Period		Year		(Inception
	Ended		Ended		Ended		Ended		Date) to
	May 31,		November 30,		November 30,		December 31,		December 31,
	2016		2015		2014(6)		2013		2012
	(Unaudited)
Per share operating
performance
(For a share outstanding
throughout each period)
Net asset value,
beginning of period	$16.97		$19.72		$20.27		$19.28		$20.00

Operations:
Net investment income	0.33	(5)	0.98	(5)	0.74	(5)	1.02	(5)	1.02
Net realized and
unrealized gain/(loss)	(0.67)		(2.77)		(0.35)		0.95		(0.72)
Total from investment
operations	(0.34)		(1.79)		0.39		1.97		0.30

Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.72)		(0.96)		(0.78)		(0.94)		(1.02)
Distributions from
net realized gains	—		—		—		(0.04)		—
Return of
capital distributions	—		—		(0.16)		—		—
Total dividends
and distributions	(0.72)		(0.96)		(0.94)		(0.98)		(1.02)
Change in net asset
value for the period	(1.06)		(2.75)		(0.55)		0.99		(0.72)
Redemption fees per share	0.00		0.00	(3)(6)	0.00	(3)(6)	0.00	(3)(6)	0.00	(3)
Net asset value,
end of period	$15.91		$16.97		$19.72		$20.27		$19.28
Total return	-0.17	%(2)(8)	-9.36%		1.79	%(2)	10.39%		1.48	%(2)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights (Continued)

INVESTOR CLASS

							From
							January 31,
							2012
	Period		Year	Period		Year	(Inception
	Ended		Ended	Ended		Ended	Date) to
	May 31,		November 30,	November 30,		December 31,	December 31,
	2016		2015	2014(6)		2013	2012
(Unaudited)
Ratios/supplemental data
Net assets,
end of period (000)	$36,145		$36,706	$97,659		$104,097	$75,884
Ratio of net expenses
to average net assets:
Before expense limitation
arrangement(4)(7)	1.84	%(1)	1.63%	1.54	%(1)	1.57%	1.68	%(1)
After expense limitation
arrangement(4)(7)	1.24	%(1)	1.36%	1.36	%(1)	1.35%	1.35	%(1)
Ratio of net investment
income/(loss) to average
net assets:
Before expense limitation
arrangement(4)	3.72	%(1)	4.99%	3.67	%(1)	4.86%	6.05	%(1)
After expense limitation
arrangement(4)	4.32	%(1)	5.26%	3.85	%(1)	5.08%	6.38	%(1)
Portfolio turnover rate	41%		73%	40%		91%	46%

(1)	Annualized.
(2)	Not annualized.
(3)	Amount calculated is less than $0.005 per share.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the period.
(6)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.
(7)	The ratio of expenses to average net assets includes interest expense and certain proxy expenses where applicable. See Note 4 in the Notes to the Financial Statements.
(8)	Includes performance history based off of the historical performance of an acquired fund in a Plan of Reorganization. See Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights

CLASS I

						From
			Year Ended	Period Ended		April 2, 2013
	Period Ended		November 30,	November 30,		(Inception Date) to
	May 31, 2016		2015	2014(5)		December 31, 2013
(Unaudited)
Per share operating performance
(For a share outstanding
throughout each period)
Net asset value, beginning of period	$16.94		$19.69	$20.24		$20.57

Operations:
Net investment income(4)	0.26		1.02	0.78		0.79
Net realized and
unrealized gain/(loss)	1.22		(2.77)	(0.34)		(0.37)
Total from investment operations	1.48		(1.75)	0.44		0.42

Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.73)		(1.00)	(0.83)		(0.71)
Distributions from
net realized gains	—		—	—		(0.04)
Return of capital distributions	—		—	(0.16)		—
Total dividends and distributions	(0.73)		(1.00)	(0.99)		(0.75)
Change in net asset
value for the period	0.75		(2.75)	(0.55)		(0.33)
Net asset value, end of period	$17.69		$16.94	$19.69		$20.24

Total return	-0.19	%(3)(7)	-9.15%	2.03	%(3)	2.19	%(3)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights (Continued)

CLASS I

						From
			Year Ended	Period Ended		April 2, 2013
	Period Ended		November 30,	November 30,		(Inception Date) to
	May 31, 2016		2015	2014(5)		December 31, 2013
	(Unaudited)
Ratios/supplemental data
Net assets, end of period (000)	$5		$4,634	$5,101		$5,001
Ratio of net expenses to average
net assets:
Before expense limitation
arrangement(2)(6)	1.72	%(1)	1.38%	1.29	%(1)	1.32	%(1)
After expense limitation
arrangement(2)(6)	1.12	%(1)	1.11%	1.11	%(1)	1.10	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation
arrangement(2)	3.84	%(1)	5.24%	3.92	%(1)	4.94	%(1)
After expense limitation
arrangement(2)	4.44	%(1)	5.51%	4.10	%(1)	5.16	%(1)
Portfolio turnover rate	41%		73%	40%		91%

(1)	Annualized.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(5)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.
(6)	The ratio of expenses to average net assets includes interest expense and certain proxy expenses where applicable. See Note 4 in the Notes to the Financial Statements.
(7)	Includes performance history based off of the historical performance of an acquired fund in a Plan of Reorganization. See Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Financial Highlights

TOTAL FUND

			Period Ended
	Period Ended		November 30,
	May 31, 2016		2015(3)
(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$23.54		$25.00

Operations:
Net investment income	(0.03)		(0.04)
Net realized and unrealized gain loss	(2.14)		(1.42)
Total from investment operations	(2.17)		(1.46)

Dividends and distributions to shareholders:
Dividends from net investment income	—		—
Distributions from net realized gains	—		—
Total dividends and distributions	—		—
Change in net asset value for the period	(2.17)		(1.46)
Net asset value, end of period	$21.37		$23.54

Total return	-9.19	%(2)	-5.84	%(2)

Ratios/supplemental data
Net assets, end of period (000)	$38,475		$70,612
Ratio of net expenses to average net assets:
Before expense limitation arrangement	1.16	%(1)	1.13	%(1)
After expense limitation arrangement	0.80	%(1)	0.80	%(1)
Ratio of net investment loss to average net assets:
Before expense limitation arrangement	-0.49	%(1)	-0.67	%(1)
After expense limitation arrangement	-0.13	%(1)	-0.34	%(1)
Portfolio turnover rate(4)	557%		546%

(1)	Annualized.
(2)	Not annualized.
(3)	Since Commencement of Operations on April 8, 2015.
(4)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements

1. ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of two operational  series, collectively the (“Funds”): the Innovator McKinley Income Fund (“IMIFX-IMIIX”), consisting of two classes, the Investor Class which commenced operations on January 31, 2012 and Class I which commenced operations on April 2, 2013; and the Innovator IBD® 50 Fund (“FFTY”) which commenced operations on April 8, 2015.  Prior to December 1, 2015 IMIFX-IMIIX’s Investor Class was designated as Class A shares.  IMIFX-IMIIX’s Class I is an institutional class and does not charge a 12b-1 fee to its shareholders.  IMIFX-IMIIX seeks current income and long-term capital appreciation.  FFTY is an exchange traded fund that does not charge a sales load, have a redemption fee and currently does not charge a 12b-1 fee to its shareholders.  FFTY seeks long-term capital appreciation.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Trust’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended mutual funds are valued at that day’s NAV.  Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Trust’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Management of the Funds has reviewed the Funds’ tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year ended November 30, 2015.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended May 31, 2016, the Funds did not incur any interest or penalties.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2015 IMIFX-IMIIX increased undistributed net investment income by $801,143, increased paid in capital by $56,807 and increased accumulated net realized loss by $857,950.  For the year ended November 30, 2015 FFTY decreased undistributed net investment loss by $60,956, increased paid in capital by $142,124 and increased accumulated net realized loss by $203,080.

Distributions to Shareholders:

IMIFX-IMIIX intends to declare and distribute its net investment income, if any, as dividends quarterly.  FFTY intends to declare and distribute its net investment income, if any, as dividends annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from IMIFX-IMIIX’s investments in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, IMIFX-IMIIX uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of IMIFX-IMIIX.  The distributions received from MLP, REIT and royalty trust securities that have been classified as income and capital gains are included in dividend income and Net Realized Loss on Investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statement of Assets and Liabilities.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares of IMIFX-IMIIX based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

•	Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period for the Funds.  Transfers between levels are recognized at the end of the reporting period.

IMIFX-IMIIX

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$5,601,370	$—	$—	$5,601,370
Common Stocks	14,435,739	—	—	14,435,739
Master Limited Partnerships	8,838,530	—	—	8,838,530
Business Development Companies	6,075,984	—	—	6,075,984
Exchange Traded Funds	368,028	—	—	368,028
Short Term Investments	1,151,226	—	—	1,151,226
Total Investments in Securities	$36,470,877	$—	$—	$36,470,877

FFTY
	Level 1	Level 2	Level 3	Total
Common Stocks	$38,385,996	$—	$—	$38,385,996
Short Term Investments	144,165	—	—	144,165
Total Investments in Securities	$38,530,161	$—	$—	$38,530,161

See the Schedule of Investments for the investments detailed by industry classification.

3. DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for IMIFX-IMIIX’s Investor Class shares.  The Plan is designed to compensate IMIFX-IMIIX’s distributor, advisor, or others for certain

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

promotional and other sales related costs and for providing related services.  Effective January 1, 2016, IMIFX-IMIIX paid a monthly fee at the annual rate of up to 0.10% of the average daily net assets of IMIFX-IMIIX’s Investor Class shares in regards to qualified expenses under the Plan.  On January 1, 2016, the annual 12b-1 fee applicable to the Investor Class was reduced from no greater than 0.25% to no greater than 0.10% of average daily net assets of the Investor Class.  The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees.  For the period ended May 31, 2016, the Investor Class of IMIFX-IMIIX incurred $21,080 of expenses pursuant to the Plan.  The Trust has adopted a Distribution and Service (12b-1) Plan for FFTY, however no 12b-1 fees are currently paid by FFTY, and there are no plans to impose these fees.

4. INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Innovator Management LLC (the “Advisor”).  The Advisory Agreements provide for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the IMIFX-IMIIX’s average daily net assets and 0.70% of FFTY’s average daily net assets.  The Advisor has appointed McKinley Capital Management, LLC and Penserra Capital Management LLC, as sub-advisors to IMIFX-IMIIX and FFTY, respectively.  The Advisor is responsible for compensating the sub-advisors for their services to the Funds.

Under the terms of Expense Limitations Agreement with IMIFX-IMIIX, the Advisor has contractually agreed, through March 30, 2018, to waive its advisory fees and/or assume as its own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets for both Investor Class and Class I of IMIFX-IMIIX.  Under the terms of Expense Limitations Agreement with FFTY, the Advisor has contractually agreed, through March 30, 2017, to waive its advisory fees and/or assume as its own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY.  Pursuant to the expense limitation agreements for the Funds, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

expense payments, to the extent that such recoupment by the Advisor will not cause the respective Fund to exceed any applicable expense limitation that was in place for the respective Fund when the fees were waived or expenses were paid. For the period ended May 31, 2016, the Advisor waived $101,793 and $82,939 of its advisory fees for IMIFX-IMIIX and FFTY, respectively, and did not recoup any of its waived fees.  The table below indicates the amount of fees that the Advisor may recoup:

	Recovery Expiring on
	12/31/2016	11/30/2017	11/30/2018	Total
IMIFX-IMIIX	$214,017	$181,775	$184,718	$580,510
FFTY	N/A	N/A	116,340	116,340

5. INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	IMIFX-IMIIX	FFTY
Purchases:
U.S. Government	$—	$—
Other	13,870,321	268,098,278
Sales:
U.S. Government	$—	$—
Other	36,365,034	268,182,141

For the period ended May 31, 2016, in-kind transactions associated with creations and redemptions of FFTY were $0 and $24,785,949, respectively.  Net capital gains or losses resulting from in-kind redemptions are excluded from FFTY’s taxable gains and are not distributed to shareholders.

For the period ended May 31, 2016, FFTY paid $7,111 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliated broker of FFTY.

6.  FEDERAL INCOME TAX INFORMATION

At November 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	IMIFX-IMIIX	FFTY
Cost of Investments	$42,381,805	$66,632,654
Gross Unrealized Appreciation	$2,734,873	$5,991,174
Gross Unrealized Depreciation	(3,492,809)	(2,008,097)
Net Unrealized Appreciation/
(Depreciation) on Investments	$(757,936)	$3,983,077

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

As of November 30, 2015, the components of accumulated earnings on a tax basis were as follows:

	IMIFX-IMIIX	FFTY
Accumulated Capital and Other Losses	$(13,295,379)	$(9,653,958)
Undistributed Ordinary Income	641,063	—
Unrealized Appreciation/(Depreciation)
on Investments and Foreign Currency	(758,352)	3,983,077
Total Accumulated Loss	$(13,412,668)	$(5,670,881)

At November 30, 2015, IMIFX-IMIIX and FFTY did not defer any post-October losses.

At November 30, 2015, the Funds had capital loss carryforwards as indicated below:

	IMIFX-IMIIX	FFTY
Indefinite Short-Term	$4,086,577	$9,593,422
Indefinite Long-Term	$9,208,802	$—

The tax character of distributions paid by the Funds during the fiscal periods ended November 30, 2015, November 30, 2014 and December 31, 2013 were as follows:

	IMIFX-IMIIX			FFTY
	2015	2014	2013	2015
Distributions paid from:
Ordinary Income	$3,746,830	$4,265,090	$4,991,305	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	854,343	—	—
Total Distributions Paid	$3,746,830	$5,119,433	$4,991,305	$—

7. OFFERING PRICE PER SHARE

The public offering price for the Investor Class and Class I of IMIFX-IMIIX is the net asset value.

Shares of FFTY are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). FFTY issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

FFTY. Shares of FFTY may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from FFTY. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

8. LINE OF CREDIT ARRANGEMENT

IMIFX-IMIIX is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring September 14, 2016.  IMIFX-IMIIX may borrow up to $10 million.  Interest is charged on borrowings at the prevailing prime rate and reflected as interest expense on the Statement of Operations.  IMIFX-IMIIX intends to use this line of credit to increase the efficiency of cash flow management.  For the period ended May 31, 2016, IMIFX-IMIIX had average daily borrowings of $176,011 and a maximum daily borrowing of $4,114,000.

9. PLAN OF REORGANIZATION

On February 12, 2016, the Investor Class of IMIFX-IMIIX acquired all the net assets of the McKinley Diversified Income Fund (the “Predecessor Fund”), pursuant to a Plan of Reorganization approved by the Predecessor Fund shareholders on January 28, 2016. The acquisition was accomplished by a tax-free exchange of 1,320,286 shares of the Investor Class of IMIFX-IMIIX (valued at $18,539,338) for all of the Investor Class and Institutional Class shares outstanding of the Predecessor Fund on February 12, 2016. The Predecessor Fund’s net assets at that date ($18,539,338), including $2,272,796 of unrealized depreciation, were combined with those of the Investor Class of IMIFX-IMIIX. The aggregate net assets of  IMIFX-IMIIX immediately before the acquisition were $20,033,727.

The Predecessor Fund’s performance history has been adopted by IMIFX-IMIIX following the Reorganization. The performance of the Investor Class shares and Class I shares of IMIFX-IMIIX are based off of the historical performance of the Investor Class shares of the Predecessor Fund prior to the Reorganization.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Academy Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive the Academy Funds Trust prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INVESTMENT ADVISOR
Innovator Management LLC
325 Chestnut Street, Suite 512
Philadelphia, PA 19106

INNOVATOR MCKINLEY INCOME FUND
INVESTMENT SUB-ADVISOR
McKinley Capital Management, LLC
3301 C Street, Suite 500
Anchorage, AK 99503

INNOVATOR IBD® 50 FUND
INVESTMENT SUB-ADVISOR
Penserra Capital Management LLC
140 Broadway, 26th Floor
New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)* /s/ David Jacovini
  David Jacovini, President

Date  7/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Jacovini
  David Jacovini, President

Date 7/27/2016